Employees - Summary of Charge to Operating Profit (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Current service cost		€ (223)	€ (216)	€ (220)
Employee contributions		17	17	17
Special termination benefits		(37)	(5)	(16)
Past service cost including (losses)/gains on curtailments		20	65	(41)
Settlements		7	(2)
Defined contribution plans		(203)	(193)	(179)
Total operating cost		(419)	(334)	(439)
Finance income/(cost)	[1]	(9)	(30)	(25)
Net impact on the income statement (before tax)		€ (428)	€ (364)	€ (464)

[1]	This includes the impact of interest on asset ceiling.